Short-Term Borrowings and Long-Term Debt (Schedule of Annual Maturities of Long-Term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-Term Borrowings and Long-Term Debt
2012	¥ 85,556
2013	97,610
2014	51,441
2015	25,170
2016	8,199
2017 and thereafter	9,340
Total	¥ 277,316	¥ 314,765